ADVANCES TO SUPPLIERS, NET - Schedule of Advances to Suppliers (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Payments to Suppliers and Employees [Abstract]
Advances to suppliers	$ 6,004,037	$ 1,639,728
Provision for impairment	(1,762,946)	(1,539,867)
Advances to suppliers, net	$ 4,241,091	$ 99,861